FINANCIAL INSTRUMENTS AND RELATED RISK MANAGEMENT - Disclosure of Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	$ 94,413	$ 115,120
Debt facilities	219,812	210,362	$ 181,234
Lease liabilities	36,702	37,583	$ 39,861
Other liabilities	5,592	$ 5,655
Commitments	172
Total financial liabilities	356,691
Contractual cash flows [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	94,413
Debt facilities	258,264
Lease liabilities	40,572
Other liabilities	5,592
Commitments	172
Total financial liabilities	399,013
Less than 1 year [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	94,413
Debt facilities	3,104
Lease liabilities	17,465
Other liabilities	0
Commitments	172
Total financial liabilities	115,154
From 2 To 3 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	0
Debt facilities	25,088
Lease liabilities	18,624
Other liabilities	394
Commitments	0
Total financial liabilities	44,106
From 4 to 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	0
Debt facilities	230,072
Lease liabilities	3,805
Other liabilities	5,198
Commitments	0
Total financial liabilities	239,075
After 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	0
Debt facilities	0
Lease liabilities	678
Other liabilities	0
Commitments	0
Total financial liabilities	$ 678